Business Combination (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 29, 2021	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Jun. 30, 2021
Business Acquisition [Line Items]
Repayment of notes payable		$ 53,000			$ 4,700
Number of eligible earnout shares			350,000	3,000
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Ownership interest percent			20.00%
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Gross acquirees			$ 13,215,842
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Ownership interest percent			80.00%
Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares				150,000
Common Stock [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares			87,500
AutoLotto [Member] | Series B Convertible Notes [Member]
Business Acquisition [Line Items]
Convertible Notes nayable	$ 63,800,000
Auto Lotto LLC [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	488,225
Gross proceeds	$ 42,794,000
Business acquisition, transaction costs	9,460,000
Repayments of debt	11,068,000
Repayment of notes payable	5,475,000
Accrued underwriter fees	$ 5,593,000
Auto Lotto LLC [Member] | Common Stock [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares	300,000
Auto Lotto LLC [Member] | Series B Convertible Notes [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	164,426
Global Gaming Enterprises, Inc. [Member]
Business Acquisition [Line Items]
Acquisition percentage						100.00%
Medios Electronicos [Member]
Business Acquisition [Line Items]
Acquisition percentage						80.00%
Global Gaming [Member]
Business Acquisition [Line Items]
Principal amount			$ 10,055,214
AutoLotto [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	3.0058
Preferred stock, dividend rate			$ 22.0848
Principal amount			$ 10,989,691
Cash			$ 10,530,000
Number of shares issued for acquisition			687,439
AutoLotto [Member] | Global Gaming [Member]
Business Acquisition [Line Items]
Shares price			$ 0.67
TDAC Founders [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares				100,000
TDAC Founders [Member] | Common Stock [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares	200,000